INTANGIBLE ASSETS (Schedule of Patents) (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 766,569	$ 754,259	$ 754,259	$ 690,162
Less: Accumulated amortization	90,260	86,287	86,287	70,395
Intangible assets - net	$ 676,309	$ 667,972	$ 667,972	$ 619,767